Consolidated Statements of Loss and Comprehensive Loss (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Loss and Comprehensive Loss
Investment Tax Credits	$ 0	$ 240,000